Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Net loss after tax (in Dollars)	$ (6,031)	$ (3,571)	$ (11,998)	$ (44,637)	$ (48,811)	$ (10,818)
Net cash outflows from operating activities (in Dollars)			(12,203)	$ (8,167)	(13,041)	(10,218)
Cash assets (in Dollars)					22,120,000	25,834,000
Current liabilities (in Dollars)					20,447,000	24,710,000
Transaction cost (in Dollars)	35,400		35,400		35,300
Research and development expense (in Dollars)					$ 2,430
Research and Development Tax Incentive (in Dollars)	$ 5,000		5,000
Other income (in Dollars)			$ 5,000
Previously Reported [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Net loss after tax (in Dollars)						$ (10,818)
Minimum [Member] | Machinery and Equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years		10 years		10 years
Minimum [Member] | Vehicles [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years		3 years		3 years
Minimum [Member] | Furniture and Fixtures [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	2 years		2 years		3 years
Minimum [Member] | Building [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	25 years		25 years
Maximum [Member] | Machinery and Equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	15 years		15 years		15 years
Maximum [Member] | Vehicles [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years		5 years
Maximum [Member] | Furniture and Fixtures [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	8 years		8 years		8 years
Maximum [Member] | Building [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	40 years		40 years